ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 27, 2013
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at September 27, 2013
$528	$1,816	$(243)	$2,101